Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Wholesale (Detail) - Wholesale [member] - Loans outstanding [member] - CAD ($)
$ in Millions
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 216,952	$ 206,869
Items not subject to impairment	13,156	11,197
Gross carrying amount of financial assets	230,108	218,066
Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	67,401	63,201
Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	137,883	132,542
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	10,453	9,769
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,215	1,357
Stage one loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	200,242	189,710
Stage one loan [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	67,171	62,975
Stage one loan [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	122,997	117,396
Stage one loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	10,074	9,339
Stage two loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	15,495	15,802
Stage two loan [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	230	226
Stage two loan [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	14,886	15,146
Stage two loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	379	430
Stage three loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,215	1,357
Stage three loan [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 1,215	$ 1,357